UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012
                                               -----------------

Check here if Amendment [ ]: Amendment Number:
                                               ----------------

       This Amendment (Check only one.):       [ ] is a restatement
                                               [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:


Name:      Algebris Investments (UK) LLP
Address:   7 Clifford Street
           London, W1S 2FT, United Kingdom


Form 13F File Number: 028-12922
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Angus Milne
Title:  Head of Compliance
Phone:  +44 20 7440 2330


Signature, Place and Date of Signing:

/s/ Angus Milne              London, United Kingdom            February 14, 2013
----------------------       ----------------------            -----------------
   [Signature]                    [City, State]                     [Date]


Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0
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Form 13F Information Table Entry Total:              16
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Form 13F Information Table Value Total:          $26,874
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                                               (in thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE




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                                               ALGEBRIS INVESTMENTS (UK) LLP
                                                 FORM 13F INFORMATION TABLE
                                              Quarter Ended December 31, 2012

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                                                       VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
------------------------------------------------------------------------------------------------------------------------
AMERICAN EQTY INVT LIFE HLD  COM            025676206      150   12,300 SH       SOLE                 12,300
ANWORTH MORTGAGE ASSET CP    COM            037347101       83   14,400 SH       SOLE                 14,400
BLACKROCK INC                COM            09247X101      227    1,100 SH       SOLE                  1,100
BLACKSTONE GROUP L P         COM UNIT LTD   09253U108    1,032   66,200 SH       SOLE                 66,200
CITIGROUP INC                COM NEW        172967424    3,204   81,003 SH       SOLE                 81,003
COMERICA INC                 COM            200340107      218    7,194 SH       SOLE                  7,194
HARTFORD FINL SVCS GROUP INC COM            416515104    2,974  132,516 SH       SOLE                132,516
JPMORGAN CHASE & CO          COM            46625H100    5,347  121,600 SH       SOLE                121,600
METLIFE INC                  COM            59156R108    3,812  115,730 SH       SOLE                115,730
MORGAN STANLEY               COM NEW        617446448    4,080  213,414 SH       SOLE                213,414
PNC FINL SVCS GROUP INC      COM            693475105      356    6,100 SH       SOLE                  6,100
REGIONS FINL CORP NEW        COM            7591EP100      154   21,600 SH       SOLE                 21,600
ROYAL BK SCOTLAND GROUP PLC  SP ADR PREF M  780097796    3,389  150,000 SH       SOLE                150,000
ROYAL BK SCOTLAND GROUP PLC  ADR PREF SHS R 780097747      562   25,000 SH       SOLE                 25,000
ROYAL BK SCOTLAND GROUP PLC  SP ADR PREF T  780097713    1,196   50,000 SH       SOLE                 50,000
VIRGINIA COMM BANCORP INC    COM            92778Q109       90   10,000 SH       SOLE                 10,000
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